Income tax expense (Tables)	12 Months Ended
Dec. 31, 2024
Income tax expense
Schedule of income tax expense

	2024	2023	2022
	US$’000	US$’000	US$’000
Tax expense attributable to profit is made up of:
– profit for the financial year:
current income tax	25,179	10,461	1,315
– under provision in prior financial years:
current income tax	115	250	349
– (recognition)/reversal of deferred tax assets:
deferred income tax	4,801	254	(593)
	30,095	10,965	1,071

Schedule of movement in current income tax liabilities

	2024	2023	2022
	US$’000	US$’000	US$’000
At beginning of the financial year	8,121	2,489	1,231
Income tax expense	25,294	10,711	1,664
Income tax paid	(19,639)	(5,367)	(730)
Acquisition of subsidiary	—	—	66
Currency effects	694	288	258
At end of the financial year	14,470	8,121	2,489

Schedule of movement tin deferred tax assets

	2024	2023	2022
	US$’000	US$’000	US$’000
At beginning of the financial year	6,855	6,720	—
Tax (charged)/credited to profit for the financial year	(4,801)	(254)	593
Acquisition of subsidiary	—	—	5,919
Currency effects	(410)	389	208
At end of the financial year	1,644	6,855	6,720

Schedule of income tax expense reconciliation

	2024	2023	2022
	US$’000	US$’000	US$’000
Profit before tax	424,963	503,964	239,648
Tax calculated at a tax rate of 17% (2023: 0%; 2022: 0%)[1]	72,244	—	—
Effects of different tax rates in other countries	(35,800)	10,711	1,664
Effects of concessionary tax rates (Global Trader Programme)	(2,499)	—	—
Tax exemption	(3,850)	—	—
Utilisation of tax losses	—	254	—
Recognition of unutilised tax losses	—	—	(593)
Income tax expense	30,095	10,965	1,071

[1]The Company redomiciled to Singapore on 1 July 2024. Prior to the redomiciliation, there was no income, withholding, capital gains or capital transfer taxes as the Company was domiciled in Bermuda.